History And Reorganization of The Group - Summary of Cash Flow Summary And Income Summary of Consolidated Affiliated Entities And Subsidiaries (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Total income		¥ 1,029,934	¥ 1,415,232	¥ 1,308,277
Total expenses		26,592,093	32,700,245	45,576,030
Net loss		(3,603,515)	953,098	7,858,086
Net cash generated (used in)/from operating activities		1,816,771	12,720,412	4,955,056
Proceeds from sale of investment assets		63,241,901	67,272,800	98,932,443
Payment for acquisition of investment assets		60,664,549	71,550,315	98,064,856
Net cash generated from investing activities		2,669,015	(3,469,530)	7,992,894
Net cash used in financing activities		(11,281,854)	(20,247,958)	(9,932,431)
Effect of exchange rate changes on cash and cash equivalents		17,278	(20,353)	57,025
Net increase/(decrease) in cash and cash equivalents		(6,778,790)	(11,017,429)	3,072,544
Add: Cash and cash equivalents at the beginning of the year		18,577,225	29,594,654	26,522,110
Cash and cash equivalents at the end of the year		11,798,435	18,577,225	29,594,654
Consolidated affiliated entities and subsidiaries [member]
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Inter-company revenues		554,293	90,513	156,029
Total income		430,361	287,994	1,752,736
Inter-company expenses		(140,989)	(311,248)	(540,809)
Total expenses		(910,908)	(532,838)	(2,887,465)
Net loss		(480,547)	(244,844)	(1,134,729)
Inter-company cash flow		(1,431,064)	592,730	(625,594)
Reclassification (i)	[1]	0	(538,060)	1,487,448
Other operating activities		3,400	615,102	(913,095)
Net cash generated (used in)/from operating activities		(1,427,664)	669,772	(51,241)
Inter-company cash flow		234,747	311,736	564,266
Reclassification (i)	[1]	0	538,060	(1,487,448)
Payment for advances to consolidated entities		(3,430,000)	(700,000)	0
Receipts of repayment of the advances from consolidated entities		3,648,130	0	158
Proceeds from sale of investment assets		2,372,250	2,539,903	9,263,677
Payment for acquisition of investment assets		(1,656,500)	(859,230)	(5,712,189)
Other investing activities		86,767	(181)	5,543,944
Net cash generated from investing activities		1,255,394	1,830,288	8,172,408
Repayment for advances to consolidated entities		0	(4,679,877)	(10,755,583)
Receipts of advances from consolidated entities		0	37,850	4,617,000
Repayment of interest expenses and borrowings		(48,333)	0	(436,274)
Other financing activities		0	0	(1,000)
Net cash used in financing activities		(48,333)	(4,642,027)	(6,575,857)
Effect of exchange rate changes on cash and cash equivalents		0	9	21
Net increase/(decrease) in cash and cash equivalents		(220,603)	(2,141,958)	1,545,331
Add: Cash and cash equivalents at the beginning of the year		307,940	2,449,898	904,567
Cash and cash equivalents at the end of the year		¥ 87,337	¥ 307,940	¥ 2,449,898

[1]	This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.